Balance Sheet - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 42,683	$ 77,094		$ 4,864
Prepaid expenses	4,147	4,147		3,976
Accounts receivable	7,549	4,833		2,790
Total current assets	54,379	86,074		11,630
Noncurrent assets
Property, plant and equipment, net	5,569	4,960		5,025
In-process research and development	16,900	16,900		16,900
Intangible assets, net	1,192	1,236		1,413
Goodwill	8,255	8,255		8,255
Other assets	4,777	3,772		3,834
Total Assets	91,072	121,197		47,057
Current liabilities
Accounts payable and accrued expenses	20,002	22,375		16,700
Accrued compensation	4,788	10,552		4,993
Convertible note payable	14,147	14,041		13,621
Promissory note - related party				20,293
Deferred DOE cost share		104		13,358
Other accrued liabilities	2,660	1,440
Other accrued liabilities		1,336		1,579
Total current liabilities	41,597	48,408		70,544
Noncurrent liabilities		2,976		3,245
Deferred revenue	642	1,415		267
Total liabilities	45,149	52,799		74,056
Mezzanine equity	2,140	2,140		2,140
Members' equity
Convertible preferred units	819,694	819,694		629,089
Common units	29,082	28,184		20,899
Accumulated deficit	(804,993)	(781,620)		(679,127)
Total members' equity	43,783	66,258	$ (8,133)	(29,139)	$ 36,658
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	$ 91,072	$ 121,197		$ 47,057